Commitments and Contingencies	12 Months Ended
Mar. 31, 2019
Disclosure Of Commitments And Contingencies [Abstract]
Commitments and Contingencies
29.	Commitments and contingencies
(a)

The Company leases production and retail space under operating leases which range in expiration from April 2019 to November 2046 and also has royalty, capital equipment and other commitments with varying terms. All production and retail operating leases have optional renewal terms that the Company may exercise at its option.

(b)	Future commitments, which include minimum lease payments, and capital and other purchase commitments due in each of the next five reporting years are as follows:

2020	$468,843
2021	28,448
2022	18,488
2023	18,023
2024	16,977
Thereafter	134,021

$684,800